STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

August 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Australia - 1.9%
CSL Ltd.	103,600		18,361,418
Canada - 4.6%
Alimentation Couche-Tard, Inc.	453,100		23,694,528
Canadian National Railway Co.	183,700		20,692,081
			44,386,609
Denmark - 4.1%
Novo Nordisk A/S, Cl. B	212,700		39,426,140
Finland - .8%
Kone OYJ, Cl. B	179,000		8,152,143
France - 6.0%
Dassault Systemes SE	257,300		10,214,309
L'Oreal SA	49,000		21,561,432
LVMH Moet Hennessy Louis Vuitton SE	30,700		26,039,082
			57,814,823
Hong Kong - 3.1%
AIA Group Ltd.	2,341,400		21,257,363
Prudential PLC	759,900		9,301,041
			30,558,404
Ireland - 1.9%
Experian PLC	524,800		18,362,236
Japan - 6.3%
Keyence Corp.	58,528		24,345,267
Shin-Etsu Chemical Co. Ltd.	698,500		22,367,171
SMC Corp.	29,600		14,363,105
			61,075,543
Spain - 2.1%
Industria de Diseno Textil SA	523,800		20,083,862
Switzerland - 5.1%
Lonza Group AG	16,600		9,187,457
Nestle SA	156,800		18,886,647
Roche Holding AG	71,600		21,098,636
			49,172,740
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	261,300		24,449,841
United Kingdom - 2.0%
Compass Group PLC	785,900		19,841,872
United States - 57.7%
Adobe, Inc.	54,700	[a]	30,595,898
Alphabet, Inc., Cl. C	218,040	[a]	29,947,794

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.1% (continued)
United States - 57.7% (continued)
Amphenol Corp., Cl. A		253,800		22,430,844
Automatic Data Processing, Inc.		99,200		25,257,312
Booking Holdings, Inc.		6,860	[a]	21,300,506
Cisco Systems, Inc.		364,500		20,904,075
Cognex Corp.		173,200		8,154,256
Cognizant Technology Solutions Corp., Cl. A		257,800		18,461,058
Costco Wholesale Corp.		41,000		22,520,480
Edwards Lifesciences Corp.		284,100	[a]	21,725,127
Fastenal Co.		349,300		20,112,694
Fortinet, Inc.		255,600	[a]	15,389,676
Illumina, Inc.		50,500	[a]	8,343,610
Intuitive Surgical, Inc.		67,100	[a]	20,980,828
IPG Photonics Corp.		78,700	[a]	8,527,932
Linde PLC		67,400		26,086,496
Mastercard, Inc., Cl. A		65,800		27,151,712
Microsoft Corp.		109,500		35,889,720
NIKE, Inc., Cl. B		177,300		18,033,183
Old Dominion Freight Line, Inc.		50,690		21,663,385
O'Reilly Automotive, Inc.		12,500	[a]	11,746,250
Paychex, Inc.		148,100		18,102,263
Stryker Corp.		66,700		18,912,785
Texas Instruments, Inc.		125,100		21,024,306
The TJX Companies, Inc.		238,000		22,010,240
The Walt Disney Company		119,500	[a]	9,999,760
Waters Corp.		63,100	[a]	17,718,480
West Pharmaceutical Services, Inc.		43,700		17,781,530
				560,772,200
Total Common Stocks (cost $411,754,377)				952,457,831
	1-Day Yield (%)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $16,023,435)	5.41	16,023,435	[b]	16,023,435
Total Investments (cost $427,777,812)		99.7%		968,481,266
Cash and Receivables (Net)		.3%		2,521,954
Net Assets		100.0%		971,003,220

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of August 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	952,457,831	-	-	952,457,831
Investment Companies	16,023,435	-	-	16,023,435

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2023, accumulated net unrealized appreciation on investments was $540,703,454, consisting of $563,034,863 gross unrealized appreciation and $22,331,409 gross unrealized depreciation.

At August 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.